Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (90.6%)
	Atlantic City Municipal Utilities Authority Water Revenue	4.000%	5/1/21	200	200
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,006
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,503
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,118
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	297
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	887
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,166
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,442
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,339
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,546
	Bergen County Improvement Authority Miscellaneous Revenue	5.000%	2/15/39	4,000	4,495
	Bergen County NJ GO	3.000%	7/15/38	1,620	1,746
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,206
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	712
	Burlington NJ GO	3.000%	5/1/30	1,610	1,792
	Burlington NJ GO	3.000%	5/1/31	1,650	1,827
	Burlington NJ GO	3.000%	5/1/32	1,695	1,868
	Burlington NJ GO	3.000%	5/1/33	1,745	1,914
	Burlington NJ GO	3.000%	5/1/34	1,790	1,956
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,611
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,430
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,660
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,856
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,171
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,621
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,168
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,786
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,833
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/37	3,470	4,004
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/38	1,705	1,962
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,446
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	618
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	596
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	561
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	983
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,114
	Camden County NJ GO	3.000%	3/1/33	550	594
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,211
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,748
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,228
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,635
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,250	1,357
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,314
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	14,715
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,704
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	421
	East Brunswick Township Board of Education GO	4.000%	5/15/36	350	412
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	662
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	531
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	773
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	797
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	1,008
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	430
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	427
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,515
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	935
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	1,051
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/40	1,575	1,694
[3]	Essex County Improvement Authority College & University Revenue	4.000%	7/15/50	2,750	2,912
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,741
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,128
	Essex County NJ GO	2.000%	9/1/33	1,905	1,960
	Essex County NJ GO	2.000%	9/1/36	1,250	1,254
	Essex County NJ GO	2.000%	9/1/37	2,035	2,023
	Essex County NJ GO	4.000%	9/1/40	1,440	1,611
	Essex County NJ GO	4.000%	9/1/41	1,440	1,607
	Essex County NJ GO	4.000%	9/1/42	1,440	1,604
	Essex County NJ GO	4.000%	9/1/43	1,440	1,601
	Essex County NJ GO	4.000%	9/1/44	1,440	1,598
	Essex County NJ GO	4.000%	9/1/45	1,440	1,596
	Essex County NJ GO	4.000%	9/1/46	1,000	1,107
	Essex County NJ GO	2.000%	9/1/47	3,900	3,594
	Essex County NJ GO	4.000%	9/1/47	1,440	1,594
	Essex County NJ GO	4.000%	9/1/48	1,440	1,593
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,513
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,505
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,423
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,676
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,550
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,708
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,520
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,248
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	2,041
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,610
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,374
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,698
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,422
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	859
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	800
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,242
	Gloucester County Pollution Control Financing Authority Industrial Revenue VRDO	0.020%	3/1/21	8,500	8,500
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,192
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,856
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	6,588
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,100	8,478
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	2,176
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	2,161
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	2,141
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	2,133
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	2,126
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	2,120
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	5,238
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	14,361
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	14,279
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,690
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,729
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,509
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,756
	Hudson County NJ GO	2.000%	11/15/35	1,000	983
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,904
	Hudson County NJ GO	2.125%	11/15/37	1,000	985
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,515
	Hudson County NJ GO	2.375%	11/15/39	1,000	1,005
	Hudson County NJ GO	2.375%	11/15/40	1,000	1,002
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.020%	3/1/21	8,470	8,470
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.020%	3/1/21	2,800	2,800
	Jersey City NJ GO	5.000%	11/1/31	510	620
	Jersey City NJ GO	5.000%	11/1/33	415	501
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,324
	Jersey City NJ GO	4.000%	11/1/36	1,765	1,992
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,195
[1]	Maple Shade Township School District GO	3.000%	7/15/31	910	975
[1]	Maple Shade Township School District GO	3.000%	7/15/37	1,920	2,021
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,078
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,903
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,999
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/32	1,000	1,220
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/33	950	1,153
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	2,049
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/34	650	786
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/35	1,275	1,549
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	633
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/36	1,200	1,456
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	601
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,262
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	329
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,693
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	298
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	238
	Monmouth County NJ GO	5.000%	7/15/34	580	746
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,736
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,896
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,343
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,080
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,532
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,954
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,452
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,444
[2]	New Brunswick NJ GO	3.000%	2/15/36	1,370	1,426
[2]	New Brunswick NJ GO	3.000%	2/15/37	1,370	1,422
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	654
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	492
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	602
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	634
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,208
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/30	605	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,595	2,848
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	969
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,888
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,738
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	3,295	3,567
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,380	2,708
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	3,210	3,875
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	580	626
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	3,275	3,947
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	2,000	2,447
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	470	525
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,829
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	2,500	2,869
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	2,500	3,019
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	200	214
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,159
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	4,890	5,599
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	4,145	4,590
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	124
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	350	388
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	5,475	6,535
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,736
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,664
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,212
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	4,465	5,178
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	4,139
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,160	1,265
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	4,230	4,439
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,177
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	325	335
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,731
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	8,036
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,534
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,335	10,211
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,669
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	4,790	5,469
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,722
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,638
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,156
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,705
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,978
[3,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.060%	3/4/21	13,600	13,600
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	3,005	3,005
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.750%	3/1/21	2,700	2,700
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,363
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	6,360	6,821
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,295
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,475
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,423
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	384
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	401
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,859
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,239
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	779
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	782
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	11,683
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,744
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,000	2,067
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,158

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,296
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,676
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	391
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	5,068
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	295
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,807
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,501
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,096
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	650	708
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,075	6,962
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	5,941
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	425
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,417
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,323
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,204
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,250	1,377
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	3,298
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,698
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	718
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,784
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,741
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,076
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,773

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	4,257
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	89
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,198
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,046
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,069
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	6,064
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,374
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	720	728
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,767
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,945
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	8,215
New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,752
New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.020%	3/1/21	12,600	12,600
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,600	2,733
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	3,845	4,034
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	5,990	6,271
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	8,585	8,965
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	395	407
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	2,000	2,081
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/29	1,400	1,455
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	147
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,875	3,256
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	454
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	531
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,120
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,571
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,504
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	584
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,577
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,850	3,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	661
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,709
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	165	191
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,655
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,301
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	14,265	16,932
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,334
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,522
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	316
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,249
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,340
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,747
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,755	2,076
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,380
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	521
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	432
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	1,000	1,066
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	3,030
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,738
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,636
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	478
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	112
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,887
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,268
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,155
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	3,022
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,731
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	943
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	89
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	300	349
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	692
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,728
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,400
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,467
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,975
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	6,152
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,336
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,426
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,167
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,338
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,760
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,703
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,299
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,400
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,269
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	10,295	11,528
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,554
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,440
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,500
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	479
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,501
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,000	2,291
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,293
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,033
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,587
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	10,220
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	6,220	7,393
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,382
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	1,981
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,845	1,896
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,449
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,416
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	12,471
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,180
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	3/3/21	1,400	1,400
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,776
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	12
	New Jersey GO	5.000%	6/1/24	5,000	5,703
	New Jersey GO	3.000%	6/1/25	6,000	6,295
	New Jersey GO	5.000%	6/1/25	5,000	5,884
	New Jersey GO	5.000%	6/1/26	5,000	6,030
	New Jersey GO	5.000%	6/1/27	6,000	7,376
	New Jersey GO	5.000%	6/1/28	6,000	7,481
	New Jersey GO	5.000%	6/1/29	6,000	7,599
	New Jersey GO	4.000%	6/1/30	6,000	7,138
	New Jersey GO	4.000%	6/1/31	14,000	16,788
	New Jersey GO	5.000%	6/1/31	4,590	5,300
	New Jersey GO	5.000%	6/1/31	4,000	4,838
	New Jersey GO	3.000%	6/1/32	4,770	5,266
	New Jersey GO	4.000%	6/1/32	14,000	16,941
	New Jersey GO	5.000%	6/1/32	2,760	3,184
	New Jersey GO	2.250%	6/1/34	2,785	2,774
	New Jersey GO	5.000%	6/1/41	2,500	3,012
[6]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/4/21	6,100	6,100
[6]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	3/4/21	2,575	2,575
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/25	4,380	5,144
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,498
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	217
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	78
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,380
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,869
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,176
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	504
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,590
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,875	3,362
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,410	2,686
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,238
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,388
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,000	5,951
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	931
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,745	3,193
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	594
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,950
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,650	1,882
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	355
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,016
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,345	2,853

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,413
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	540	584
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	3,099
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,872
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,161
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,138
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,630	3,167
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,420	3,608
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,618
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	6,106
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	4,004
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,155
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,445
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	4,015
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,440
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,165	1,296
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,206
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,556
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,362
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,625
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,724
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,324
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	3,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,799
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,666
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,316
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,166
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,835
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,130	3,612
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	8,076
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,000	2,392
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	7,548
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	4,068
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,982
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,730	1,985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,524
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,000	5,878
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	17,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	11,344
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,528
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	6,900	7,571
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	18,662
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,493
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,820
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/43	5,800	6,096
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	19,979
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,298
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	8,909
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,335	16,814
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	15,810	17,260
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	10,574
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,775
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,763
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,500	5,133
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,000	5,882
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	11,200	11,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/4/21	15,670	15,670
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/4/21	12,685	12,685
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	806
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	921
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,859
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,629
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,663
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,442
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,395	12,397
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	4,905	5,022
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	7,170	7,745
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,240	9,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	5,255	5,702
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,000	987
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	978
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,196
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	1,000	979
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	970
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,053
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	725
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	894
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,390	2,559
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	902
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	974
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,157
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	13,000	14,308
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	977
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,168
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	414
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,767
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,140	10,218
	New Jersey NJ Institute of Technology College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,192
	New Jersey Rutgers State University College & University Revenue VRDO	0.010%	3/1/21	41,525	41,525
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,719
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	15,757
[1]	New Jersey Transportation Trust Fund Authority Appropriation Revenue	0.000%	12/15/34	285	212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	135	137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	3,950	3,838
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	163
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,045	1,007
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	685	654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,387
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,783
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	945	825
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,655	4,003
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	317
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	11,750	13,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	12,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,135	1,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	10,000	11,612
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,927
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,945	6,159
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	9,055	10,144
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,893
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	650	487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,616
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,614
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	820
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,893
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	170	114
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,325	2,776
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	566
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,760	4,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,785	3,601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,175	1,354
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,933
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	7,175	4,296
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,579
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	2,625	2,911
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	9,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,805	999

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	5,500	6,519
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	3,000	3,484
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,200	5,813
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,213
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,833
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	529
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,422
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	215	248
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	3,020
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,295
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	412
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	295	320
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,030
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,500	1,627
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	456
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,300	10,752
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	4,000	4,172
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,330	3,662
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,849
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,861
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	375	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	6,191
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,208
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,203
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,199
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,196
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,110
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,124
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,834
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,963
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,800	2,003
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	1,030
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	1,250	1,387
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,000	1,105
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,422
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,519
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,330
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	6,531
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,578
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,520	4,676
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	5,885
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,000	4,317
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,000	6,498
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,314
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	3,000	3,557
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,140	854
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,730	2,696
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	650	454
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	9,725	5,823
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	675	389
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	315	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	97
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	776
	New Jersey Turnpike Authority Highway Revenue	5.000%	7/1/22	3,200	3,407
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,000	3,633
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,204
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,035	3,740
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	167
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,807
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	37
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,529
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,736
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	20	23
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,450	3,975
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,027
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,840
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,289
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,817
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	742
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,722
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,844
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	11,805
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,609
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,665	6,571
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	14,051
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,360	16,511
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	170	191
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,845
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	7,500	8,590
[3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.210%	3/4/21	11,915	11,915
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,963
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,567
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	434
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,095
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,823
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,916
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	837
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	134
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	151
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/35	130	143
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	159
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	807
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,217
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,454
	Passaic County NJ GO	3.000%	5/1/32	540	608
	Passaic County NJ GO	3.000%	11/1/35	3,000	3,249
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,383
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,608
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,076
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,038
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	534
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,727
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,368
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,365
[2]	Salem County NJ GO	3.000%	6/15/33	270	285
	Salem County NJ GO	2.000%	6/15/36	1,680	1,605
	Salem County NJ GO	2.000%	6/15/37	1,835	1,738
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,741
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,852
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,987
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	269
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	256
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,457
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	649
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	509
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	644
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	640
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	844
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	636
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	633
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	12,142
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,441
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	4,088
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	7,410	9,136
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	4,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	13,210
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,717
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,311
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,389
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,244
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,209
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	1,129
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	1,006
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	3,139
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,200	1,407
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,693
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,456
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,868
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,852
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,550	4,360
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,481
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,342
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,420
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,870	3,462
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,406
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,490
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	2,050	2,458
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	14,265	16,625
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,500	2,887
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	11,500	13,676
	Toms River Board of Education GO	3.000%	7/15/30	1,150	1,238
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,605
	Toms River Board of Education GO	3.000%	7/15/33	2,000	2,114
	Toms River Board of Education GO	3.000%	7/15/38	2,675	2,789
	Union City NJ GO	5.000%	11/1/23	1,060	1,160
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	977
	West Deptford Township NJ GO	3.000%	2/15/30	645	708
	West Deptford Township NJ GO	3.000%	2/15/32	640	695
					2,363,304
Delaware (0.6%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,080

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,076
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,073
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,066
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,640
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,256
				17,191
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,359
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,266
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,498
				6,123
New York (4.2%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,165	1,368
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	2,500	3,227
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	7,000	7,788
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	2,000	2,454
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,992
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	6,116
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,666
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	3,635	4,224
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,523
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,654
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,635
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	5,270
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,642
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,680
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,849
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,873
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,717
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,509
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,567
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	3,118
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	5,990
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,661
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,540
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,309
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,841
[3,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.110%	3/5/21	20	20
					109,141
Pennsylvania (3.4%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,891
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,756
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	173
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,953
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,222
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	172
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	5,524
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	221
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,751
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	195
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	3,059
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	188
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	269
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	212
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	14,446
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,555
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,217
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,360
	Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,764
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	13,432
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,764
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,264
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,510	2,792
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	4,961
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	485
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	4,460	4,727

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,812
				88,165
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	520	489
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,058
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,340
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,296	6,757
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	737
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	70	76
				10,611
Total Tax-Exempt Municipal Bonds (Cost $2,433,846)				2,594,535
Total Investments (99.4%) (Cost $2,433,846)				2,594,535
Other Assets and Liabilities—Net (0.6%)				14,772
Net Assets (100%)				2,609,307
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $33,394,000, representing 1.3% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $489,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	418	51,819	(402)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(62)	(11,722)	67
				(335)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,594,535	—	2,594,535
Derivative Financial Instruments
Assets
Futures Contracts[1]	67	—	—	67
Liabilities
Futures Contracts[1]	402	—	—	402
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.